SUPPLEMENTARY DATA (Summary of Allowance for Doubtful Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SUPPLEMENTARY DATA [Abstract]
Balance at Beginning of Year	$ 18,108	$ 22,744
Charged to Costs and Expenses	10,833	7,417
Deductions	(6,948)	(11,035)
Foreign Exchange	544	(1,018)
Balance at End of Year	22,537	18,108
Balance at Beginning of Year	536	2,504
Charged to Costs and Expenses	15,639	(197)
Deductions		(1,770)
Foreign Exchange	(9)	(1)
Balance at End of Year	$ 16,166	$ 536